Offerings - Offering: 1	Dec. 18, 2025 USD ($) shares
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.01 per share
Amount Registered | shares	83,000,000
Proposed Maximum Offering Price per Unit	0.27
Maximum Aggregate Offering Price	$ 22,410,000.00
Fee Rate	0.01381%
Amount of Registration Fee	$ 3,094.82
Offering Note	1. Pursuant to Rule 416(a) under the Securities Act of 1933, as amended (the "Securities Act"), this Registration Statement on Form S-8 shall also cover any additional shares of common stock of Highlands REIT, Inc. (the "Registrant"), $0.01 par value per share ("Common Stock") that become issuable under the Highlands REIT, Inc. 2016 Incentive Award Plan (as amended, the "Plan") by reason of any share dividend, share split, recapitalization or similar transaction effected without the Registrant's receipt of consideration which would increase the number of shares of Common Stock on issue. 2. Represents an additional 83,000,000 shares of Common Stock reserved for issuance under the Plan. 3. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(h) under the Securities Act and is based on the estimated book value per share of the Common Stock of $0.27 (based on a book value of $194,431,000 of the Registrant as of September 30, 2025 and 718,870,105 shares of Common Stock outstanding as of the date hereof). The Common Stock is not listed on a national securities exchange. 4. The Registrant does not have any fee offsets